PIMCO Funds

Supplement Dated June 12, 2020 to the Quantitative Strategies Prospectus

dated July 31, 2019 and the Statement of Additional Information dated July 31, 2019,

each as supplemented from time to time

Important Information Related to the

PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)

The Fund’s current contractual advisory fee waiver of 0.10% of the average daily net assets of the Fund, in effect through July 31, 2020, will not be renewed.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_061220